AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 2
                                  ANNUAL REPORT

                                DECEMBER 31, 2003

This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----

Semi-Annual Report of American Life Separate Account No. 2:

   Statement of Assets and Liabilities .....................................   2

   Statement of Operations .................................................   4

   Statements of Changes in Net Assets .....................................   6

   Financial Highlights ....................................................   9

   Notes to Financial Statements ...........................................  14

   Independent Auditors' Report ............................................  16

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                                      Investment Company
                                                            ------------------------------------------------------------------
                                                                                                           Mid-Cap
                                                            Money Market    All America   Equity Index   Equity Index      Bond
                                                                Fund           Fund           Fund           Fund          Fund
                                                            -----------     -----------   ------------   ------------    --------
ASSETS:
Investments in Mutual of America
   Investment Corporation at market value
   (Cost:
   Money Market Fund -- $11,807
   All America Fund -- $44,920
   Equity Index Fund -- $38,974
   Mid-Cap Equity Index Fund -- $5,874
   Bond Fund -- $57,310)
   (Notes 1 and 2) ....................................       $ 11,265        $37,698        $38,141        $6,346       $ 54,288
Due From (To) General Account .........................            (20)           123            404           435           (125)
                                                              --------        -------        -------        ------       --------
NET ASSETS ............................................       $ 11,245        $37,821        $38,545        $6,781       $ 54,163
                                                              ========        =======        =======        ======       ========
UNIT VALUE AT DECEMBER 31, 2003(1) ....................       $   2.30        $  7.85        $  2.62        $ 1.41       $   3.99
                                                              ========        =======        =======        ======       ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2003(2) ...............................          4,890          4,818         14,690         4,799         13,558
                                                              ========        =======        =======        ======       ========

                                                                                             Investment Company
                                                                             ------------------------------------------------------
                                                                                                                         Aggressive
                                                                             Short-Term     Mid-Term       Composite       Equity
                                                                             Bond Fund      Bond Fund        Fund            Fund
                                                                             ----------     ---------      ---------     ----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $2,139
   Mid-Term Bond Fund -- $2,509
   Composite Fund -- $10,077
   Aggressive Equity Fund -- $74,275)
   (Notes 1 and 2) ....................................................       $ 2,093        $ 2,458        $ 9,025        $ 86,276
Due From (To) General Account .........................................            (4)          (326)           (42)           (203)
                                                                              -------        -------        -------        --------
NET ASSETS ............................................................       $ 2,089        $ 2,132        $ 8,983        $ 86,073
                                                                              =======        =======        =======        ========
UNIT VALUE AT DECEMBER 31, 2003(1) ....................................       $  1.53        $  1.67        $  5.23        $   2.69
                                                                              =======        =======        =======        ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2003(2) ...............................................         1,367          1,279          1,717          31,976
                                                                              =======        =======        =======        ========

----------
(1)   Rounded to the nearest cent.
(2)   Rounded to the nearest unit.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                                                                         American
                                                                                          Scudder                         Century
                                                                         ------------------------------------------     ------------
                                                                                          Capital                       VP Capital
                                                                          Bond            Growth      International     Appreciation
                                                                          Fund             Fund             Fund            Fund
                                                                         -------          -------         --------         -------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   (Cost:
   Scudder Bond Fund -- $2,369
   Scudder Capital Growth Fund -- $47,303
   Scudder International Fund -- $32,701
   American Century VP
     Capital Appreciation Fund-- $4,466)
   (Notes 1 and 2) .............................................         $ 2,461          $33,197         $ 20,525         $ 2,434
Due From (To) General Account ..................................             (11)             510              (32)             (7)
                                                                         -------          -------         --------         -------
NET ASSETS .....................................................         $ 2,450          $33,707         $ 20,493         $ 2,427
                                                                         =======          =======         ========         =======
UNIT VALUE AT DECEMBER 31, 2003(1) .............................         $ 16.22          $ 30.30         $  14.05         $ 12.59
                                                                         =======          =======         ========         =======
NUMBER OF UNITS OUTSTANDING AT

   DECEMBER 31, 2003(2) ........................................             151            1,112            1,459             193
                                                                         =======          =======         ========         =======


                                                                            Calvert                     Fidelity
                                                                            --------   ---------------------------------------------
                                                                             Social         VIP            VIP II         VIP II
                                                                            Balanced   Equity-Income       Contra      Asset Manager
                                                                              Fund         Fund             Fund           Fund
                                                                            --------   -------------       ------      -------------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
   Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $9,006
   VIP Equity-Income  Fund -- $24,707
   VIP II Contra Fund -- $188,655
   VIP II Asset Manager Fund -- $43,057)
   (Notes 1 and 2) ...................................................       $7,901       $ 25,332        $ 188,733       $ 38,164
Due From (To) General Account ........................................           84            (46)            (517)          (123)
                                                                             ------       --------        ---------       --------
NET ASSETS ...........................................................       $7,985       $ 25,286        $ 188,216       $ 38,041
                                                                             ======       ========        =========       ========
UNIT VALUE AT DECEMBER 31, 2003(1) ...................................       $ 3.07       $  34.76        $   29.66       $  25.34
                                                                             ======       ========        =========       ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2003(2) ..............................................        2,603            727            6,346          1,501
                                                                             ======       ========        =========       ========

----------
(1)   Rounded to the nearest cent.
(2)   Rounded to the nearest unit.

The accompanying notes are an integral part of these financial statements.

                           LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2003

                                                                                             Investment Company
                                                                          ---------------------------------------------------------
                                                                                                                         Mid-Cap
                                                                          Money Market    All America    Equity Index  Equity Index
                                                                               Fund           Fund           Fund          Fund
                                                                          ------------    -----------     -----------  ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .....................................................       $ 116        $    267        $   479        $ 27
                                                                               -----        --------        -------        ----
Expenses (Note 3):
   Fees and administrative expenses ....................................         176             494            433          24
                                                                               -----        --------        -------        ----
NET INVESTMENT INCOME (LOSS) ...........................................         (60)           (227)            46           3
                                                                               -----        --------        -------        ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments .............................         (99)         (4,250)        (3,328)          3
   Net unrealized appreciation (depreciation) of investments ...........          82          13,469          7,474         783
                                                                               -----        --------        -------        ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..........................................         (17)          9,219          4,146         786
                                                                               -----        --------        -------        ----
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................................       $ (77)       $  8,992        $ 4,192        $789
                                                                               =====        ========        =======        ====


                                                                                         Investment Company
                                                                      --------------------------------------------------------------
                                                                                  Short-Term   Mid-Term
                                                                       Bond          Bond        Bond      Composite     Aggressive
                                                                       Fund          Fund        Fund         Fund       Equity Fund
                                                                      -------        ----        ----      ---------     -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ............................................       $ 2,804        $ 71        $140       $   220        $     --
                                                                      -------        ----        ----       -------        --------
Expenses (Note 3):
   Fees and administrative expenses ...........................           677          42         107           182             656
                                                                      -------        ----        ----       -------        --------
NET INVESTMENT INCOME (LOSS) ..................................         2,127          29          33            38            (656)
                                                                      -------        ----        ----       -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments ....................          (319)         --         433          (458)            (46)
   Net unrealized appreciation
     (depreciation) of investments ............................         1,358         (35)         11         1,694          24,106
                                                                      -------        ----        ----       -------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .................................         1,039         (35)        444         1,236          24,060
                                                                      -------        ----        ----       -------        --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................       $ 3,166        $ (6)       $477       $ 1,274        $ 23,404
                                                                      =======        ====        ====       =======        ========

   The accompanying notes are an integral part of these financial statements.

                       AMERICA LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2003

                                                                                                                       American
                                                                                     Scudder                           Century
                                                                     --------------------------------------------    ------------
                                                                                     Capital                          VP Capital
                                                                     Bond            Growth         International    Appreciation
                                                                     Fund             Fund              Fund             Fund
                                                                     -----           -------        -------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .............................................     $ 148           $   109           $   139           $  --
                                                                     -----           -------           -------           -----
Expenses (Note 3):
   Fees and administrative expenses ............................        40               272               228              14
                                                                     -----           -------           -------           -----
NET INVESTMENT INCOME (LOSS) ...................................       108              (163)              (89)            (14)
                                                                     -----           -------           -------           -----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments .....................        16            (1,500)           (3,035)            (23)
   Net unrealized appreciation
     (depreciation) of investments .............................       (15)            7,700             7,429             438
                                                                     -----           -------           -------           -----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ..................................         1             6,200             4,394             415
                                                                     -----           -------           -------           -----
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS ............................     $ 109           $ 6,037           $ 4,305           $ 401
                                                                     =====           =======           =======           =====


                                                                        Calvert                         Fidelity
                                                                       ---------         ------------------------------------------
                                                                                          VIP                               VIP II
                                                                         Social          Equity-           VIP II           Asset
                                                                        Balanced         Income            Contra           Manager
                                                                          Fund            Fund              Fund             Fund
                                                                        --------         -------          --------          -------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ............................................         $   134          $   234          $    758          $ 1,223
                                                                        -------          -------          --------          -------
Expenses (Note 3):
   Fees and administrative expenses ...........................              72              203             1,434              341
                                                                        -------          -------          --------          -------
NET INVESTMENT INCOME (LOSS) ..................................              62               31              (676)             882
                                                                        -------          -------          --------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments ....................            (422)          (1,009)           (1,519)            (387)
   Net unrealized appreciation
     (depreciation) of investments ............................           1,477            5,101            42,632            5,027
                                                                        -------          -------          --------          -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .................................           1,055            4,092            41,113            4,640
                                                                        -------          -------          --------          -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................         $ 1,117          $ 4,123          $ 40,437          $ 5,522
                                                                        =======          =======          ========          =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                  Investment Company
                                                     ------------------------------------------------------------------------------
                                                       Money Market Fund           All America Fund            Equity Index Fund
                                                     ----------------------      ----------------------      ----------------------
                                                       2003          2002          2003          2002          2003          2002
                                                     --------      --------      --------      --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations
   Net investment income (loss) ................     $    (60)     $    (26)     $   (227)     $   (325)     $     46      $   (383)
   Net realized gain (loss) on
     investments ...............................          (99)          (69)       (4,250)      (10,809)       (3,328)      (29,788)
   Net unrealized appreciation
     (depreciation) of investments .............           82            70        13,469        (1,429)        7,474         9,638
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ...................          (77)          (25)        8,992       (12,563)        4,192       (20,533)
                                                     --------      --------      --------      --------      --------      --------
From Unit Transactions:
   Contributions ...............................           12            --         3,192         7,668            --         1,526
   Withdrawals .................................           --        (1,261)       (3,327)      (11,868)       (3,110)      (11,221)
   Net transfers ...............................         (475)            1           992        (2,786)        2,173       (13,726)
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ................................         (463)       (1,260)          857        (6,986)         (937)      (23,421)
                                                     --------      --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS ..........         (540)       (1,285)        9,849       (19,549)        3,255       (43,954)
NET ASSETS:
Beginning of Year ..............................       11,785        13,070        27,972        47,521        35,290        79,244
                                                     --------      --------      --------      --------      --------      --------
End of Year ....................................     $ 11,245      $ 11,785      $ 37,821      $ 27,972      $ 38,545      $ 35,290
                                                     ========      ========      ========      ========      ========      ========


                                                                                  Investment Company
                                                      -----------------------------------------------------------------------------
                                                            Mid-Cap                                                Short-Term
                                                       Equity Index Fund                Bond Fund                   Bond Fund
                                                      -------------------       -----------------------       ---------------------
                                                       2003         2002          2003           2002          2003           2002
                                                      ------      -------       --------       --------       -------       -------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ................      $    3      $    (6)      $  2,127       $  4,253       $    29       $     7
   Net realized gain (loss) on
     investments ...............................           3         (569)          (319)           (38)           --            17
   Net unrealized appreciation
     (depreciation) of investments .............         783         (213)         1,358         (1,477)          (35)           33
                                                      ------      -------       --------       --------       -------       -------
Net Increase (Decrease) in net assets
   resulting from operations ...................         789         (788)         3,166          2,738            (6)           57
                                                      ------      -------       --------       --------       -------       -------
From Unit Transactions:
   Contributions ...............................       1,784           --            369            633             2            --
   Withdrawals .................................          --           --           (154)          (632)           --        (1,017)
   Net transfers ...............................       2,830       (3,145)        (9,775)        12,902            (1)        1,019
                                                      ------      -------       --------       --------       -------       -------
Net Increase (Decrease) from unit
   transactions ................................       4,614       (3,145)        (9,560)        12,903             1             2
                                                      ------      -------       --------       --------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS ..........       5,403       (3,933)        (6,394)        15,641            (5)           59
NET ASSETS:
Beginning of Year ..............................       1,378        5,311         60,557         44,916         2,094         2,035
                                                      ------      -------       --------       --------       -------       -------
End of Year ....................................      $6,781      $ 1,378       $ 54,163       $ 60,557       $ 2,089       $ 2,094
                                                      ======      =======       ========       ========       =======       =======

   The accompanying notes are an integral part of these financial statements.

                                       AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                                        STATEMENTS OF CHANGES IN NET ASSETS
                                         For the Years Ended December 31,

                                                                                     Investment Company
                                                           ------------------------------------------------------------------------
                                                                 Mid-Term                Composite                 Aggressive
                                                                 Bond Fund                  Fund                   Equity Fund
                                                           ---------------------     --------------------     ---------------------
                                                             2003         2002         2003        2002         2003         2002
                                                           --------     --------     -------     --------     --------     --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) .......................    $     33     $    797     $    38     $    117     $   (656)    $   (539)
   Net realized gain (loss) on investments ............         433            5        (458)        (764)         (46)        (705)
   Net unrealized appreciation
     (depreciation) of investments ....................          11          (51)      1,694         (586)      24,106      (10,397)
                                                           --------     --------     -------     --------     --------     --------
Net Increase (Decrease) in net assets
     resulting from operations ........................         477          751       1,274       (1,233)      23,404      (11,641)
                                                           --------     --------     -------     --------     --------     --------
From Unit Transactions:
   Contributions ......................................          --           --          60          148        1,624       24,127
   Withdrawals ........................................          --         (614)     (1,541)      (2,162)        (505)      (4,294)
   Net transfers ......................................     (11,165)      10,725         (23)        (594)       1,952         (178)
                                                           --------     --------     -------     --------     --------     --------
Net Increase (Decrease) from unit
   transactions .......................................     (11,165)      10,111      (1,504)      (2,608)       3,071       19,655
                                                           --------     --------     -------     --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS .................     (10,688)      10,862        (230)      (3,841)      26,475        8,014
NET ASSETS:
Beginning of Year .....................................      12,820        1,958       9,213       13,054       59,598       51,584
                                                           --------     --------     -------     --------     --------     --------
End of Year ...........................................    $  2,132     $ 12,820     $ 8,983     $  9,213     $ 86,073     $ 59,598
                                                           ========     ========     =======     ========     ========     ========

                                                                                       Scudder
                                                         --------------------------------------------------------------------------
                                                              Bond Fund              Capital Growth          FundInternational Fund
                                                         -------------------     ----------------------      ----------------------
                                                           2003        2002        2003          2002          2003          2002
                                                         -------      ------     --------      --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ....................     $   108      $  132     $   (163)     $   (208)     $    (89)     $    (78)
   Net realized gain (loss) on
     investments ...................................          16          --       (1,500)       (8,732)       (3,035)           --
   Net unrealized appreciation
     (depreciation) of investments .................         (15)         45        7,700        (4,037)        7,429        (4,463)
                                                         -------      ------     --------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations .......................         109         177        6,037       (12,977)        4,305        (4,541)
                                                         -------      ------     --------      --------      --------      --------
From Unit Transactions:
   Contributions ...................................         381         633        4,667         1,443           967         1,222
   Withdrawals .....................................          --          --       (1,861)       (7,836)       (2,327)          (31)
   Net transfers ...................................      (1,337)          2          106        (5,921)       (1,400)         (545)
                                                         -------      ------     --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ....................................        (956)        635        2,912       (12,314)       (2,760)          646
                                                         -------      ------     --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS ..............        (847)        812        8,949       (25,291)        1,545        (3,895)
NET ASSETS:
Beginning of Year ..................................       3,297       2,485       24,758        50,049        18,948        22,843
                                                         -------      ------     --------      --------      --------      --------
End of Year ........................................     $ 2,450      $3,297     $ 33,707      $ 24,758      $ 20,493      $ 18,948
                                                         =======      ======     ========      ========      ========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                             American Century                     Calvert
                                                                       ----------------------------       -------------------------
                                                                       VP Capital Appreciation Fund         Social Balanced Fund
                                                                       ----------------------------       -------------------------
                                                                        2003                 2002          2003              2002
                                                                       -------              -------       -------          --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) .....................................  $   (14)             $   (24)      $    62          $     68
   Net realized gain (loss) on investments ..........................      (23)              (2,003)         (422)           (1,353)
   Net Unrealized appreciation (depreciation) of investments ........      438                  847         1,477              (430)
                                                                       -------              -------       -------          --------
Net Increase (Decrease) in net assets resulting from operations .....      401               (1,180)        1,117            (1,715)
                                                                       -------              -------       -------          --------
From Unit Transactions:
   Contributions ....................................................       --                   --           979               579
   Withdrawals ......................................................      (67)                  --        (1,231)           (2,500)
   Net Transfers ....................................................       (5)              (1,914)          (35)           (1,555)
                                                                       -------              -------       -------          --------
Net Increase (Decrease) from unit transactions ......................      (72)              (1,914)         (287)           (3,476)
                                                                       -------              -------       -------          --------
NET INCREASE (DECREASE) IN NET ASSETS ...............................      329               (3,094)          830            (5,191)
NET ASSETS:
Beginning of Year ...................................................    2,098                5,192         7,155            12,346
                                                                       -------              -------       -------          --------
End of Year .........................................................  $ 2,427              $ 2,098       $ 7,985          $  7,155
                                                                       =======              =======       =======          ========

                                                                                         Fidelity
                                                        ---------------------------------------------------------------------------
                                                                 VIP                      VIP II                     VIP II
                                                            Equity-Income                 Contra                  Asset Manager
                                                                Fund                       Fund                       Fund
                                                        ---------------------------------------------------------------------------
                                                          2003         2002          2003         2002          2003         2002
                                                        --------     --------     ---------     ---------     --------     --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ....................    $     31     $    533     $    (676)    $    (128)    $    882     $  1,198
   Net realized gain (loss) on
      investments ..................................      (1,009)      (1,252)       (1,519)         (766)        (387)      (3,503)
   Net unrealized appreciation
      (depreciation) of investments ................       5,101       (2,461)       42,632       (12,918)       5,027       (2,042)
                                                        --------     --------     ---------     ---------     --------     --------
Net Increase (Decrease) in net assets
   resulting from operations .......................       4,123       (3,180)       40,437       (13,812)       5,522       (4,347)
                                                        --------     --------     ---------     ---------     --------     --------
From Unit Transactions:
   Contributions ...................................          --           17           847        23,796           --          104
   Withdrawals .....................................      (1,973)      (2,283)       (2,134)       (3,710)      (1,254)     (15,702)
   Net transfers ...................................      10,996       (2,755)       (3,000)          (93)         (93)        (620)
                                                        --------     --------     ---------     ---------     --------     --------
Net Increase (Decrease) from unit
   transactions ....................................       9,023       (5,021)       (4,287)       19,993       (1,347)     (16,218)
                                                        --------     --------     ---------     ---------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS ..............      13,146       (8,201)       36,150         6,181        4,175      (20,565)
NET ASSETS:
Beginning of Year ..................................      12,140       20,341       152,066       145,885       33,866       54,431
                                                        --------     --------     ---------     ---------     --------     --------
End of Year ........................................    $ 25,286     $ 12,140     $ 188,216     $ 152,066     $ 38,041     $ 33,866
                                                        ========     ========     =========     =========     ========     ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the years ended December 31, 2003, 2002 and 2001. Data shown for any of the preceding two years (1999-2000) was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                               Investment Company Money Market Fund           Investment Company All America Fund
                                           -------------------------------------------    ------------------------------------------
                                                     Years Ended December 31,                      Years Ended December 31,
SELECTED PER UNIT AND                      -------------------------------------------    ------------------------------------------
SUPPLEMENTARY DATA:                          2003     2002      2001    2000     1999       2003    2002      2001    2000    1999
--------------------                       -------  -------   -------  ------  -------    -------  -------  -------  ------  -------
Unit value, beginning of year............  $  2.30  $  2.28   $  2.22  $ 2.11  $  2.03    $  5.96  $  7.74  $  9.46  $10.05  $  8.09
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Unit value, end of year..................  $  2.30  $  2.30   $  2.28  $ 2.22  $  2.11    $  7.85  $  5.96  $  7.74  $ 9.46  $ 10.05
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Units outstanding, beginning of
  year (1)...............................    5,129    5,720    24,251                       4,697    6,138   37,775
Units Issued (1).........................      455      374       367                       1,060    1,876      692
Units Redeemed (1).......................     (694)    (965)  (18,898)                       (939)  (3,317) (32,329)
                                           -------  -------   -------                     -------  -------  -------
Units outstanding, end of year...........    4,890    5,129     5,720  24,251  670,745      4,818    4,697    6,138  37,775  979,623
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Net Assets (1)...........................  $11,245  $11,785   $13,070                     $37,821  $27,972  $47,521
                                           =======  =======   =======                     =======  =======  =======
Expense Ratio (A) (1)....................    0.90%    0.90%     0.90%                       0.90%    0.90%    0.90%
                                           =======  =======   =======                     =======  =======  =======
Investment Income (Loss) Ratio (B) (1)...     1.0%     1.5%      3.1%                        0.8%     0.7%     0.2%
                                           =======  =======   =======                     =======  =======  =======
Total Return (C) (1).....................     0.1%    0.60%      3.0%                       31.8%   -23.1%   -18.1%
                                           =======  =======   =======                     =======  =======  =======

                                                                                                     Investment Company
                                               Investment Company Equity Index Fund               Mid-Cap Equity Index Fund
                                           ---------------------------------------------  ------------------------------------------
                                                     Years Ended December 31,                      Years Ended December 31,
SELECTED PER UNIT AND                      ---------------------------------------------  ------------------------------------------
SUPPLEMENTARY DATA:                          2003     2002      2001    2000      1999      2003    2002      2001    2000    1999
--------------------                       -------  -------   -------  ------  ---------  -------  -------  -------  ------  -------
Unit value, beginning of year............  $  2.06  $  2.67   $  3.07  $ 3.41  $    2.86  $  1.05  $  1.25  $  1.28  $ 1.11  $ 1.00
                                           =======  =======   =======  ======  =========  =======  =======  =======  ======  ======
Unit value, end of year..................  $  2.62  $  2.06   $  2.67  $ 3.07  $    3.41  $  1.41  $  1.05  $  1.25  $ 1.28  $ 1.11
                                           =======  =======   =======  ======  =========  =======  =======  =======  ======  ======
Units outstanding, beginning of year.....   17,103   29,633    76,577                       1,307    4,234   12,361
Units Issued (1).........................      357      742     1,355                       3,496       --    3,294
Units Redeemed (1).......................   (2,770) (13,272)  (48,299)                         (4)  (2,927) (11,421)
                                           -------  -------   -------                     -------  -------  -------
Units outstanding, end of year...........   14,690   17,103    29,633  76,577  3,981,869    4,799    1,307    4,234  12,361  315,623
                                           =======  =======   =======  ======  =========  =======  =======  =======  ======  ======
Net Assets (1)...........................  $38,545  $35,290   $79,244                     $ 6,781  $ 1,378  $ 5,311
                                           =======  =======   =======                     =======  =======  =======
Expense Ratio (A) (1)....................    0.90%    0.90%     0.90%                       0.90%    0.90%    0.90%
                                           =======  =======   =======                     =======  =======  =======
Investment Income (Loss) Ratio (B) (1)...     2.7%     0.6%      2.1%                        1.1%     0.7%     2.1%
                                           =======  =======   =======                     =======  =======  =======
Total Return (C) (1).....................    27.2%   -22.8%    -13.0%                       34.0%   -16.0%    -2.0%
                                           =======  =======   =======                     =======  =======  =======

----------
*     Commenced operation May 3, 1999.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                                                   Investment Company Bond Fund             Investment Company Short-Term Bond Fund
                                           -------------------------------------------    ------------------------------------------
                                                     Years Ended December 31,                      Years Ended December 31,
SELECTED PER UNIT AND                      -------------------------------------------    ------------------------------------------
SUPPLEMENTARY DATA:                          2003     2002      2001    2000     1999       2003    2002      2001    2000    1999
--------------------                       -------  -------   -------  ------  -------    -------  -------  -------  ------  -------
Unit value, beginning of year............  $  3.78  $  3.57   $  3.31  $ 3.07  $  3.17    $  1.52  $  1.46  $  1.37  $ 1.28  $  1.24
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Unit value, end of year..................  $  3.99  $  3.78   $ 3.57   $ 3.31  $  3.07    $  1.53  $  1.52  $  1.46  $ 1.37  $  1.28
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Units outstanding, beginning of year.....   16,035   12,584    18,282                       1,382    1,398   35,617
Units Issued (1).........................      433    3,667       331                           2      677      588
Units Redeemed (1).......................   (2,910)    (216)   (6,029)                        (17)    (693) (34,807)
                                           -------  -------   -------                     -------  -------  -------
Units outstanding, end of year...........   13,558   16,035    12,584  18,282  460,800      1,367    1,382    1,398  35,617  132,691
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Net Assets (1)...........................  $54,163  $60,557   $44,916                     $ 2,089  $ 2,094  $ 2,035
                                           =======  =======   =======                     =======  =======  =======
\Expense Ratio (A) (1)...................    0.90%    0.90%     0.90%                       0.90%    0.90%    0.90%
                                           =======  =======   =======                     =======  =======  =======
Investment Income (Loss) Ratio (B) (1)...     4.6%     9.7%      7.8%                        3.4%     2.5%     0.9%
                                           =======  =======   =======                     =======  =======  =======
Total Return (C) (1).....................     5.8%     5.8%      7.8%                        0.8%     4.1%     6.5%
                                           =======  =======   =======                     =======  =======  =======

                                              Investment Company Mid-Term Bond Fund           Investment Company Composite Fund
                                           -------------------------------------------    ------------------------------------------
                                                     Years Ended December 31,                      Years Ended December 31,
SELECTED PER UNIT AND                      -------------------------------------------    ------------------------------------------
SUPPLEMENTARY DATA:                          2003     2002      2001    2000     1999       2003    2002      2001    2000    1999
--------------------                       -------  -------   -------  ------  -------    -------  -------  -------  ------  -------
Unit value, beginning of year............  $  1.64  $  1.51   $  1.38  $ 1.32  $  1.32    $  4.46  $  4.87  $ 5.52   $ 5.61  $ 4.93
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Unit value, end of year..................  $  1.67  $  1.64   $  1.51  $ 1.38  $  1.32    $  5.23  $  4.46  $ 4.87   $ 5.52  $ 5.61
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Units outstanding, beginning of year.....    7,835    1,301       989                       2,064    2,680    9,047
Units Issued (1).........................       18    6,929     1,122                          43       31       29
Units Redeemed (1).......................   (6,574)    (395)     (810)                       (390)    (647)  (6,396)
                                           -------  -------   -------                     -------  -------  -------
Units outstanding, end of year...........    1,279    7,835     1,301     989  159,690      1,717    2,064    2,680   9,047  875,960
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Net Assets (1)...........................  $ 2,132  $12,820   $ 1,958                     $ 8,983  $ 9,213  $13,054
                                           =======  =======   =======                     =======  =======  =======
Expense Ratio (A) (1)....................    0.90%    0.90%     0.90%                       0.90%    0.90%    0.90%
                                           =======  =======   =======                     =======  =======  =======
Investment Income (Loss) Ratio (B) (1)...     0.6%     9.5%      3.9%                        2.6%     3.1%     2.3%
                                           =======  =======   =======                     =======  =======  =======
Total Return (C) (1).....................     1.9%     8.7%      9.5%                       17.2%    -8.3%   -11.8%
                                           =======  =======   =======                     =======  =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                             Investment Company Aggressive Equity Fund               Scudder Bond Fund
                                           ---------------------------------------------  ------------------------------------------
                                                     Years Ended December 31,                      Years Ended December 31,
SELECTED PER UNIT AND                      ---------------------------------------------  ------------------------------------------
SUPPLEMENTARY DATA:                          2003     2002      2001    2000      1999      2003    2002      2001    2000    1999
--------------------                       -------  -------   -------  ------  ---------  -------  -------  -------  ------  -------
Unit value, beginning of year............  $  1.95  $  2.47   $  2.79  $ 2.85  $    2.02  $ 15.58  $ 14.60  $ 13.94  $12.73  $ 13.02
                                           =======  =======   =======  ======  =========  =======  =======  =======  ======  =======
Unit value, end of year..................  $  2.69  $  1.95   $  2.47  $ 2.79  $    2.85  $ 16.22  $ 15.58  $ 14.60  $13.94  $ 12.73
                                           =======  =======   =======  ======  =========  =======  =======  =======  ======  =======
Units outstanding, beginning of year.....   30,581   20,864    52,543                         212      170    1,370
Units Issued (1).........................    2,020   11,843       469                          24       43      282
Units Redeemed (1).......................     (625)  (2,126)  (32,148)                        (85)      (1)  (1,482)
                                           -------  -------   -------                     -------  -------  -------
Units outstanding, end of year...........   31,976   30,581    20,864  52,543  1,529,685      151      212      170   1,370   20,522
                                           =======  =======   =======  ======  =========  =======  =======  =======  ======  =======
Net Assets (1)...........................  $86,073  $59,598   $51,584                     $ 2,450  $ 3,297  $ 2,485
                                           =======  =======   =======                     =======  =======  =======
Expense Ratio (A) (1)....................    0.90%    0.90%     0.90%                       0.90%    0.90%    0.90%
                                           =======  =======   =======                     =======  =======  =======
Investment Income (Loss) Ratio (B) (1)...       --       --      0.3%                        4.6%     6.2%     3.5%
                                           =======  =======   =======                     =======  =======  =======
Total Return (C) (1).....................    38.1%   -21.2%    -11.4%                        4.1%     6.7%     4.8%
                                           =======  =======   =======                     =======  =======  =======

                                                   Scudder Capital Growth Fund                    Scudder International Fund
                                           -------------------------------------------    ------------------------------------------
                                                     Years Ended December 31,                      Years Ended December 31,
SELECTED PER UNIT AND                      -------------------------------------------    ------------------------------------------
SUPPLEMENTARY DATA:                          2003     2002      2001    2000     1999       2003     2002     2001    2000    1999
--------------------                       -------  -------   -------  ------  -------    -------  -------  -------  ------  -------
Unit value, beginning of year............  $ 24.10  $ 34.34   $ 42.97  $48.17  $ 36.07    $ 11.10  $ 13.72  $ 20.02  $25.83  $ 16.93
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Unit value, end of year..................  $ 30.30  $ 24.10   $ 34.34  $42.97  $ 48.17    $ 14.05  $ 11.10  $ 13.72  $20.02  $ 25.83
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Units outstanding, beginning of year.....    1,027    1,457     5,097                       1,707    1,665    4,608
Units Issued (1).........................      346      149       117                          21      103       83
Units Redeemed (1).......................     (261)    (579)   (3,757)                       (269)     (61)  (3,026)
                                           -------  -------   -------                     -------  -------  -------
Units outstanding, end of year...........    1,112    1,027     1,457  5,097   172,063      1,459    1,707    1,665  4,608   728,627
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Net Assets (1)...........................  $33,707  $24,758   $50,049                     $20,493  $18,948  $22,843
                                           =======  =======   =======                     =======  =======  =======
Expense Ratio (A) (1)....................    0.90%    0.90%     0.90%                       0.90%    0.90%    0.90%
                                           =======  =======   =======                     =======  =======  =======
Investment Income (Loss) Ratio (B) (1)...     0.4%     0.3%      9.5%                        0.8%     0.8%    14.3%
                                           =======  =======   =======                     =======  =======  =======
Total Return (C) (1).....................    25.7%   -29.8%    -20.1%                       26.6%   -19.1%   -31.5%
                                           =======  =======   =======                     =======  =======  =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                       American Century VP
                                                    Capital Appreciation Fund                   Calvert Social Balanced Fund
                                           -------------------------------------------    ------------------------------------------
                                                     Years Ended December 31,                      Years Ended December 31,
SELECTED PER UNIT AND                      -------------------------------------------    ------------------------------------------
SUPPLEMENTARY DATA:                          2003     2002      2001    2000      1999      2003     2002     2001    2000     1999
--------------------                       -------  -------   -------  ------  -------    -------  -------  -------  ------  -------
Unit value, beginning of year............  $ 10.52  $ 13.44   $ 18.82  $17.40  $ 10.69    $  2.59  $  2.98  $  3.23  $ 3.37  $  3.04
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Unit value, end of year..................  $ 12.59  $ 10.52   $ 13.44  $18.82  $ 17.40    $  3.07  $  2.59  $  2.98  $ 3.23  $  3.37
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Units outstanding, beginning of year.....      200      386     1,436                       2,758    4,143  11,222
Units Issued (1).........................       --       --       157                         333      376      20
Units Redeemed (1).......................       (7)    (187)   (1,207)                       (488)  (1,761)  (7,099)
                                           -------  -------   -------                     -------  -------  -------
Units outstanding, end of year...........      193      199       386   1,436   87,702      2,603    2,758    4,143  11,222  252,148
                                           =======  =======   =======  ======  =======    =======  =======  =======  ======  =======
Net Assets (1)...........................  $ 2,427  $ 2,098   $ 5,192                     $ 7,985  $ 7,155  $12,346
                                           =======  =======   =======                     =======  =======  =======
Expense Ratio (A) (1)....................    0.65%    0.65%     0.70%                       0.90%    0.90%    0.90%
                                           =======  =======   =======                     =======  =======  =======
Investment Income (Loss) Ratio (B) (1)...       --       --     31.0%                        2.1%     2.1%     3.3%
                                           =======  =======   =======                     =======  =======  =======
Total Return (C) (1).....................    19.7%   -21.7%    -28.6%                       18.2%   -12.9%    -7.8%
                                           =======  =======   =======                     =======  =======  =======

                                              Fidelity VIP Equity-Income Fund                   Fidelity VIP II Contra Fund
                                        --------------------------------------------   ---------------------------------------------
                                                  Years Ended December 31,                        Years Ended December 31,
SELECTED PER UNIT AND                   --------------------------------------------   ---------------------------------------------
SUPPLEMENTARY DATA:                       2003     2002      2001    2000      1999      2003      2002      2001     2000    1999
--------------------                    -------  -------   -------  ------   -------   --------  --------  --------  ------  -------
Unit value, beginning of year.........  $ 26.89  $ 32.63   $ 34.61  $32.21   $ 30.65   $  23.27  $  25.88  $  29.73  $32.13  $ 26.16
                                        =======  =======   =======  ======   =======   ========  ========  ========  ======  =======
Unit value, end of year...............  $ 34.76  $ 26.89   $ 32.63  $34.61   $ 32.21   $  29.66  $  23.27  $  25.88  $29.73  $ 32.13
                                        =======  =======   =======  ======   =======   ========  ========  ========  ======  =======
Units outstanding, beginning of
  year................................      452      623     1,717                        6,534     5,637    10,950
Units Issued (1)......................      395       38        23                           87     1,067        71
Units Redeemed (1)....................     (120)    (209)   (1,117)                        (275)     (170)   (5,384)
           --                           -------  -------   -------                     --------  --------  --------
Units outstanding, end of year........      727      452       623   1,717   107,509      6,346     6,534     5,637  10,950  291,542
                                        =======  =======   =======  ======   =======   ========  ========  ========  ======  =======
Net Assets (1)........................  $25,286  $12,140   $20,341                     $188,216  $152,066  $145,885
                                        =======  =======   =======                     ========  ========  ========
Expense Ratio (A) (1).................    0.80%    0.80%     0.80%                        0.80%     0.80%     0.80%
                                        =======  =======   =======                     ========  ========  ========
Investment Income (Loss)
  Ratio (B) (1).......................     1.5%     4.8%      8.3%                         0.5%      0.8%      4.2%
                                        =======  =======   =======                     ========  ========  ========
Total Return (C) (1)..................    29.3%   -17.6%     -5.7%                        27.4%    -10.1%    -12.9%
                                        =======  =======   =======                     ========  ========  ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Concluded)

                                               Fidelity VIP II Asset Manager Fund
                                         ----------------------------------------------
                                                    Years Ended December 31,
SELECTED PER UNIT AND                    ----------------------------------------------
SUPPLEMENTARY DATA:                        2003       2002      2001     2000     1999
---------------------                    --------   -------   -------   ------   ------
Unit value, beginning of year ........   $  21.65   $ 23.91   $ 25.14   $26.40   $24.04
                                         ========   =======   =======   ======   ======
Unit value, end of year ..............   $  25.34   $ 21.65   $ 23.91   $25.14   $26.40
                                         ========   =======   =======   ======   ======
Units outstanding, beginning of year .      1,564     2,276     3,238
Units Issued (1) .....................         --         5         9
Units Redeemed (1) ...................        (63)     (717)     (971)
                                         --------   -------   -------
Units outstanding, end of year .......      1,501     1,564     2,276    3,238   75,850
                                         ========   =======   =======   ======   ======
Net Assets (1) .......................   $ 38,041   $33,866   $54,431
                                         ========   =======   =======
Expense Ratio (A) (1) ................      0.80%     0.80%     0.80%
                                         --------   -------   -------
Investment Income (Loss) Ratio (B) (1)       3.5%      4.1%      7.2%
                                         ========   =======   =======
Total Return (C) (1) .................      17.0%     -9.5%     -4.9%
                                         ========   =======   =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Continued)

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income, Contrafund and Asset Manager Funds invest in the corresponding portfolio of Fidelity Variable Insurance Products Funds ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, a substantial portion of American Life's original issue group and individual variable accumulation annuity business participating through American Life Separate Account No. 2 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a relatively limited number of these variable accumulation annuity products remain in-force, the Company is no longer issuing new policies/contracts through American Life Separate Account No. 2.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with accounting principles generally accepted in the United States of America:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 2.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 2003 are as follows:

                                                   Number of        Net Asset
                                                    Shares            Value
                                                   ---------        --------
Investment Company Funds:

Money Market Fund ..............................      9,513         $  1.18
  All America Fund ...............................   17,802            2.12
  Equity Index Fund ..............................   19,535            1.95
  Mid-Cap Equity Index Fund ......................    4,895            1.30
  Bond Fund                                          42,104            1.29
  Short-Term Bond Fund ...........................    2,031            1.03
  Mid-Term Bond Fund .............................    2,568            0.96
  Composite Fund .................................    6,424            1.40
  Aggressive Equity Fund .........................   49,839            1.73
Scudder Portfolios:
  Bond Portfolio .................................      350            7.04
  Capital Growth Portfolio--Class "A" ............    2,275           14.59
  International Portfolio--Class "A" .............    2,485            8.26
American Century VP Capital Appreciation Fund ..        342            7.12
Calvert Social Balanced Portfolio ..............      4,497            1.76
Fidelity Portfolios:
  Equity-Income--"Initial" Class                      1,093           23.18
  Contrafund--"Initial" Class                         8,160           23.13
  Asset Manager--"Initial" Class .................    2,639           14.46

3.    EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century Fund for which the annual rate is .15% and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- The Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

      Expense Risk Charge -- For assuming expense risks, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

                          INDEPENDENT AUDITORS' REPORT


The American Life insurance Company of New York and
   Contract Owners of American Life Separate Account No. 2:

      We have audited the accompanying statement of assets and liabilities of American Life Separate Account No 2 (comprised of the sub-accounts listed in note 1) (collectively, "the Separate Account") as of December 31, 2003, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for each of the years in the three-year period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report thereon dated February 20, 2002, expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Separate Account as of December 31, 2003, and the results of their operation for the year then ended, and statements of changes in their net assets and financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP

New York, New York
February 24, 2004

THE AMERICAN LIFE
INSURANCE COMPANY
OF NEW YORK
P.O. BOX 4837

NEW YORK, NY 10185-0049